AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term - security bond Maturity year	2012
Long-term - security bond Maturity year	Perpetual
Short-term - security bond	$ 0	$ 409
Long-term - security bond	$ 504	$ 473